RELATED-PARTY BALANCES AND TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Schedule of transactions with subsidiaries, jointly controlled entities, associates, exclusive funds and other related parties

		Consolidated
		12/31/2024				12/31/2023
		Associates	Joint-ventures and Joint Operation	Other related parties	Total	Associates	Joint-ventures and Joint Operation	Other related parties	Total
Assets
Current Assets
Financial investments				1,773,124	1,773,124			2,128,183	2,128,183
Trade receivables	5	88,750	3,230	191	92,171	34,441	2,658	131,268	168,367
Dividends receivable	8		127,386	74,050	201,436		185,178		185,178
Borrowings	8		5,315		5,315		5,316		5,316
Other receivables	8		2	1,829	1,831		6,480	1,829	8,309
		88,750	135,933	1,849,194	2,073,877	34,441	199,632	2,261,280	2,495,353
Non-current Assets
Financial investments	4			142,423	142,423			111,350	111,350
Borrowings	8	3,789	1,899,239		1,903,028	3,732	1,655,680		1,659,412
Actuarial asset	8			47,708	47,708			39,530	39,530
Other receivables	8		1,792,579		1,792,579		1,792,579		1,792,579
		3,789	3,691,818	190,131	3,885,738	3,732	3,448,259	150,880	3,602,871
		92,539	3,827,751	2,039,325	5,959,615	38,173	3,647,891	2,412,160	6,098,224

Liabilities
Current Liabilities
Trade payables		13,676	217,289	184,892	415,857		140,579	35,435	176,014
Accounts payable	17	23,245	22,571	140,991	186,807	46	22,378		22,424
Provision for consumption	17						7,227		7,227
		36,921	239,860	325,883	602,664	46	170,184	35,435	205,665
Non-current Liabilities
Accounts payable	17		20,850		20,850		38,058		38,058
			20,850		20,850		38,058		38,058
		36,921	260,710	325,883	623,514	46	208,242	35,435	243,723

		Consolidated
		12/31/2024				12/31/2023
		Associates	Joint-ventures and Joint Operation	Other related parties	Total	Associates	Joint-ventures and Joint Operation	Other related parties	Total
P & L
Sales		2,357,816	21,362	903	2,380,081	206,158	21,663	1,769,915	1,997,736
Cost and expenses		(179,022)	(2,190,343)	(227,090)	(2,596,455)	(2,581)	(2,144,703)	(301,503)	(2,448,787)
Financial income (expenses)
Interest	28	2,508	155,291	38,588	196,387		178,448	38,452	216,900
Exchange rate variations andmonetary, net				141,190	141,190			(58,837)	(58,837)
Financial investments	28			(632,612)	(632,612)			308,309	308,309
Dividends receivable	28			42,347	42,347
		2,181,302	(2,013,690)	(636,674)	(469,062)	203,577	(1,944,592)	1,756,336	15,321

Schedule of key management personnel

	12/31/2024	12/31/2023	12/31/2022
	P&L
Short-term benefits for employees and officers	71,248	62,478	52,001
Post-employment benefits	814	450	266
	72,062	62,928	52,267

Schedule of guarantees

	Currency	Maturities	Borrowings		Tax foreclosure		Others		Total
			12/31/2024	12/31/2023	12/31/2024	12/31/2023	12/31/2024	12/31/2023	12/31/2024	12/31/2023
Transnordestina Logísitca	R$	Up to 09/19/2056 and Indefinite	3,966,722	3,695,183	10,717	10,029	4,828	4,235	3,982,267	3,709,447
Subsidiaries	R$	Up to 01/10/2028 and Indefinite	2,079,693	1,903,235			1,920	131,920	2,081,613	2,035,155
Total in R$			6,046,415	5,598,418	10,717	10,029	6,748	136,155	6,063,880	5,744,602

CSN Inova Ventures	US$	01/28/2028	1,300,000	1,300,000					1,300,000	1,300,000
CSN Resources	US$	Up to 04/08/2032	2,230,000	1,530,000					2,230,000	1,530,000
CSN Cimentos Brasil	US$	06/10/2027		115,000						115,000
Total in US$			3,530,000	2,945,000					3,530,000	2,945,000
Lusosider Aços Planos	EUR	Indefinite					75,000	75,000	75,000	75,000
Total in EUR							75,000	75,000	75,000	75,000
Total in R$			21,858,819	14,257,629			482,723	401,370	22,341,542	14,658,999
			27,905,234	19,856,047	10,717	10,029	489,471	537,525	28,405,422	20,403,601